Summary of Operations and Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) Facility Segment shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Facility Segment Plan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jan. 01, 2017 USD ($)	Dec. 31, 2013 shares
Operations And Summary Of Significant Accounting Policies [Line Items]
Net proceeds from Initial public offering				$ 67,199,000
Conversion of convertible promissory notes				$ 11,877,000
Number of operating segments | Segment		4		4
Potentially dilutive securities outstanding | shares		0	6,000	0	4,571,007	4,571,007
Cash-collateralized letter of credit, current		$ 1,928,000		$ 2,259,000	$ 1,760,000
Cash-collateralized letter of credit, non current				8,538,000	2,537,000
accounts receivables, written off				500,000	0	$ 0
Foreign currency translation adjustments		$ (277,000)	$ (428,000)	$ 3,837,000	$ 2,363,000	$ 124,000
Number of active incentive compensation plans | Plan				2
Shares available for grant | shares		4,958,767		3,587,692	3,392,141	1,032,950		1,550,990
Expected dividend yield				0.00%
Total liabilities		$ 365,875,000		$ 330,699,000	$ 322,287,000
ASU 2015-03 [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of change in increased additional paid-in capital, decreased in retained earnings and decreased assets			$ (4,200,000)
ASU 2016-09 [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of change in increased additional paid-in capital, decreased in retained earnings and decreased assets							$ 700,000
As Previously Reported [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Total liabilities					326,500,000
2008 Stock Option and Grant Plan [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Shares available for grant | shares				0
General and Administrative Expenses [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Research and development expense				$ 1,500,000	900,000	$ 800,000
Minimum [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Limited warranty period		2 years		2 years
Minimum [Member] | 2015 Stock Option and Incentive Plan [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Percentage of common stock fair market value on incentive stock options and non-qualified stock options granted at exercise price				100.00%
Maximum [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Limited warranty period		5 years		5 years
Maximum [Member] | 2015 Stock Option and Incentive Plan [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Stock options expiration term				10 years
Asia [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of manufacturing facilities | Facility		2		2
Mexico [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of manufacturing facilities | Facility		3		3
EMEA [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of manufacturing facilities | Facility		2		2
Joint venture remaining ownership percentage acquired								25.00%
China [Member] | Taicang Plants [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Unrestricted Cash				$ 8,300,000	5,100,000
China [Member] | Dafeng Plant [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Unrestricted Cash				$ 4,000,000	$ 200,000
Common Stock Warrants [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Percentage of common stock fair market value on incentive stock options and non-qualified stock options granted at exercise price				85.00%
Initial Public Offering [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Initial public offering shares | shares	7,187,500
Share price | $ / shares	$ 11.00
Net proceeds from Initial public offering	$ 67,200,000
Conversion of convertible promissory notes	$ 11,900,000
Diluted earnings per share | $ / shares			$ (0.02)	$ 0.41	$ 0.23	$ (0.20)
Initial Public Offering [Member] | Subordinated Convertible Promissory Notes [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Share price | $ / shares	$ 11.00
Debt instrument convertible number of equity shares | shares	1,079,749
Initial Public Offering [Member] | Common Stock Warrants [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issue on conversion of preferred share | shares	120,923
Initial Public Offering [Member] | Redeemable Preferred Shares [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issue on conversion of preferred share | shares	21,110,204
Initial Public Offering [Member] | Director and Executive Officers [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Initial public offering shares | shares	1,250,000
Underwriters Over-allotment Option [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Initial public offering shares | shares	937,500
Prior to IPO [Member]
Operations And Summary Of Significant Accounting Policies [Line Items]
Common stock forward stock split ratio	360